BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 51.8%
Australia - 4.5%
Australia Government Bond	5.750%	7/15/22	1,465,000	AUD	$1,106,522	(a)
New South Wales Treasury Corp.	4.000%	4/20/23	385,000	AUD	295,042
Queensland Treasury Corp.	4.250%	7/21/23	750,000	AUD	581,610	(a)
Western Australian Treasury Corp.	6.000%	10/16/23	770,000	AUD	621,966

Total Australia					2,605,140

Brazil - 4.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	15,110,000	BRL	2,608,345

China - 3.2%
China Government Bond	3.810%	9/14/50	11,090,000	CNH	1,825,886

Colombia - 3.5%
Colombian TES, Bonds	7.250%	10/26/50	8,600,000,000	COP	2,010,568

Malaysia - 2.6%
Malaysia Government Bond	3.480%	3/15/23	2,530,000	MYR	617,278
Malaysia Government Bond	3.955%	9/15/25	1,180,000	MYR	295,124
Malaysia Government Bond	3.899%	11/16/27	2,400,000	MYR	596,004

Total Malaysia					1,508,406

Mexico - 9.8%
Mexican Bonos, Bonds	8.000%	11/7/47	13,100,000	MXN	640,372
Mexican Bonos, Senior Notes	8.500%	5/31/29	29,700,000	MXN	1,540,722
Mexican Bonos, Senior Notes	8.500%	11/18/38	31,300,000	MXN	1,616,379
Mexican Bonos, Senior Notes	7.750%	11/13/42	37,900,000	MXN	1,818,686

Total Mexico					5,616,159

Peru - 2.7%
Peru Government Bond, Senior Notes	6.150%	8/12/32	6,600,000	PEN	1,550,114

Qatar - 0.6%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	305,000		344,007	(b)

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	26,000,000	RUB	368,451

South Africa - 6.5%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	29,900,000	ZAR	1,298,256
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	44,700,000	ZAR	2,446,267

Total South Africa					3,744,523

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Korea - 7.8%
Korea Treasury Bond	1.500%	12/10/30	4,200,000,000	KRW	$3,324,837
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	1,500,000,000	KRW	1,172,451

Total South Korea					4,497,288

Supranational - 5.5%
European Bank for Reconstruction & Development, Senior Notes	5.150%	2/16/24	232,000,000	INR	3,136,778

TOTAL SOVEREIGN BONDS (Cost - $32,603,828)					29,815,665

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.6%
U.S. Government Obligations - 34.6%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.090%	10/31/22	5,850,000		5,852,925	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.084%	1/31/23	4,310,000		4,312,157	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.064%	7/31/23	9,705,000		9,706,174	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,866,921)					19,871,256

CORPORATE BONDS & NOTES - 10.5%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	830,000		787,060

FINANCIALS - 4.9%
Banks - 4.9%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Senior Notes	5.375%	4/17/25	290,000		324,496	(b)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.600%	9/15/23	1,300,000		1,309,415	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	1,085,000		1,198,078	(c)

TOTAL FINANCIALS					2,831,989

MATERIALS - 1.3%
Metals & Mining - 1.3%
Southern Copper Corp., Senior Notes	7.500%	7/27/35	510,000		729,937

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 2.9%
Real Estate Management & Development - 2.9%
Agile Group Holdings Ltd., Senior Secured Notes	5.500%	5/17/26	600,000	$556,558	(a)
Country Garden Holdings Co. Ltd., Senior Secured Notes	2.700%	7/12/26	610,000	569,538	(a)
Logan Group Co. Ltd., Senior Notes	4.250%	7/12/25	600,000	569,300	(a)

TOTAL REAL ESTATE				1,695,396

TOTAL CORPORATE BONDS & NOTES (Cost - $5,944,981)				6,044,382

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $58,415,730)				55,731,303

			SHARES
SHORT-TERM INVESTMENTS - 2.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $1,130,912)	0.010%		1,130,912	1,130,912	(d)

TOTAL INVESTMENTS - 98.9% (Cost - $59,546,642)				56,862,215
Other Assets in Excess of Liabilities - 1.1%				661,238

TOTAL NET ASSETS - 100.0%				$57,523,453

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $1,130,912 and the cost was $1,130,912 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
INR	— Indian Rupee
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PEN	— Peruvian Nuevo Sol
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	910,000,000	USD	1,237,876	HSBC Securities Inc.	10/1/21	$(115,628)
USD	1,152,190	CLP	910,000,000	HSBC Securities Inc.	10/1/21	29,942
THB	6,000,000	USD	184,049	HSBC Securities Inc.	10/7/21	(6,730)
USD	1,594,892	THB	53,700,000	HSBC Securities Inc.	10/7/21	7,885
THB	47,700,000	USD	1,459,162	JPMorgan Chase & Co.	10/7/21	(49,475)
NZD	1,730,000	USD	1,204,241	Goldman Sachs Group Inc.	10/19/21	(10,060)
USD	1,230,682	NZD	1,730,000	Goldman Sachs Group Inc.	10/19/21	36,501
USD	1,242,142	BRL	6,560,000	HSBC Securities Inc.	10/20/21	41,372
EUR	420,000	USD	492,866	Citibank N.A.	10/26/21	(6,120)
EUR	2,400,000	USD	2,837,232	Citibank N.A.	10/26/21	(55,829)
PLN	6,760,000	USD	1,724,441	Citibank N.A.	10/27/21	(24,850)
PLN	19,660,000	USD	5,061,206	Citibank N.A.	10/27/21	(118,312)
PLN	16,700,000	USD	4,204,736	JPMorgan Chase & Co.	10/27/21	(6,042)
USD	3,349,192	PLN	12,900,000	Morgan Stanley & Co. Inc.	10/27/21	105,889
IDR	9,500,000,000	USD	664,336	JPMorgan Chase & Co.	10/28/21	(2,393)
IDR	10,900,000,000	USD	762,611	JPMorgan Chase & Co.	10/28/21	(3,119)
USD	174,770	IDR	2,500,000,000	JPMorgan Chase & Co.	10/28/21	575
USD	1,217,894	IDR	17,900,000,000	JPMorgan Chase & Co.	10/28/21	(29,346)
COP	1,325,000,000	USD	340,556	JPMorgan Chase & Co.	10/29/21	6,690
USD	443,913	COP	1,725,000,000	JPMorgan Chase & Co.	10/29/21	(8,161)
USD	794,811	COP	3,100,000,000	JPMorgan Chase & Co.	10/29/21	(17,612)
USD	1,052,054	COP	4,100,000,000	JPMorgan Chase & Co.	10/29/21	(22,441)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	2,060,000,000	USD	1,766,724	Citibank N.A.	11/1/21	$(27,841)
USD	1,299,624	KRW	1,500,000,000	Citibank N.A.	11/1/21	33,447
USD	3,412,495	KRW	3,930,000,000	Citibank N.A.	11/1/21	95,111
USD	1,198,825	NOK	10,400,000	Barclays Bank PLC	11/2/21	9,426
NOK	9,800,000	USD	1,111,766	Citibank N.A.	11/2/21	9,014
NOK	33,500,000	USD	3,781,188	Citibank N.A.	11/2/21	50,052
USD	1,349,874	NOK	11,700,000	Citibank N.A.	11/2/21	11,800
USD	1,849,588	NOK	16,100,000	Citibank N.A.	11/2/21	8,306
USD	1,799,983	NOK	15,700,000	Goldman Sachs Group Inc.	11/2/21	4,447
NOK	10,600,000	USD	1,214,155	HSBC Securities Inc.	11/2/21	(1,882)
USD	3,054,555	INR	229,000,000	HSBC Securities Inc.	11/3/21	(18,853)
THB	7,300,000	USD	220,610	HSBC Securities Inc.	11/8/21	(4,916)
CLP	2,070,000,000	USD	2,698,088	HSBC Securities Inc.	11/10/21	(155,153)
HUF	305,000,000	USD	994,060	HSBC Securities Inc.	11/10/21	(12,506)
RUB	66,000,000	USD	873,559	Citibank N.A.	11/15/21	25,645
USD	3,855,885	ZAR	57,300,000	HSBC Securities Inc.	11/17/21	75,960
ZAR	17,200,000	USD	1,123,838	HSBC Securities Inc.	11/17/21	10,800
USD	1,688,760	CNH	11,020,000	HSBC Securities Inc.	11/18/21	(13,661)
HUF	360,000,000	USD	1,199,480	HSBC Securities Inc.	11/19/21	(41,363)
USD	545,704	MXN	11,100,000	Citibank N.A.	11/22/21	12,204
USD	1,156,350	MXN	23,600,000	Citibank N.A.	11/22/21	22,061
USD	1,879,883	MXN	38,900,000	HSBC Securities Inc.	11/22/21	10,229
GBP	1,170,000	USD	1,618,303	Citibank N.A.	11/23/21	(41,800)
USD	865,022	GBP	630,000	Citibank N.A.	11/23/21	16,135
USD	4,130,126	GBP	3,010,000	Citibank N.A.	11/23/21	74,336
GBP	2,470,000	USD	3,343,374	HSBC Securities Inc.	11/23/21	(15,201)
CZK	26,200,000	USD	1,209,460	JPMorgan Chase & Co.	11/23/21	(14,269)
THB	53,700,000	USD	1,592,763	HSBC Securities Inc.	12/1/21	(6,284)
JPY	184,000,000	USD	1,680,327	Citibank N.A.	12/7/21	(26,134)
JPY	134,000,000	USD	1,226,320	JPMorgan Chase & Co.	12/7/21	(21,636)
JPY	149,000,000	USD	1,363,496	JPMorgan Chase & Co.	12/7/21	(23,959)
JPY	326,000,000	USD	2,976,346	Morgan Stanley & Co. Inc.	12/7/21	(45,548)
AUD	1,670,000	USD	1,232,852	Barclays Bank PLC	12/8/21	(25,142)
AUD	3,060,000	USD	2,238,631	JPMorgan Chase & Co.	12/8/21	(25,700)
USD	2,512,002	AUD	3,470,000	JPMorgan Chase & Co.	12/8/21	2,568
THB	6,500,000	USD	193,955	HSBC Securities Inc.	12/9/21	(1,925)
THB	19,300,000	USD	586,537	HSBC Securities Inc.	12/9/21	(16,357)
RUB	11,000,000	USD	145,134	Citibank N.A.	12/15/21	3,786
CLP	910,000,000	USD	1,143,574	HSBC Securities Inc.	1/14/22	(31,951)

Total						$(344,018)

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — International Opportunities Bond Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$29,815,665	—	$29,815,665
U.S. Government & Agency Obligations	—	19,871,256	—	19,871,256
Corporate Bonds & Notes	—	6,044,382	—	6,044,382

Total Long-Term Investments	—	55,731,303	—	55,731,303

Short-Term Investments†	$1,130,912	—	—	1,130,912

Total Investments	$1,130,912	$55,731,303	—	$56,862,215

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$704,181	—	$704,181

Total	$1,130,912	$56,435,484	—	$57,566,396

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,048,199	—	$1,048,199

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

9

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$11,703,275	11,703,275	$10,572,363	10,572,363

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$31	—	$1,130,912

10